EVENTS AFTER THE REPORTING PERIOD - Sale of Russia operations deferred consideration settlement (Details) - Unitel LLC - Russia - USD ($) $ in Millions	Jul. 31, 2024	Oct. 09, 2023
Disclosure of non-adjusting events after reporting period
Notional amount		$ 1,576
Transfer of bonds
Disclosure of non-adjusting events after reporting period
Notional amount	$ 72